Supplemental Oil and Gas Information (Unaudited) - Schedule of Product Prices Used for Valuing the Reserves (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Oil [Member]
Supplemental Oil And Gas Reserve Information [Line Items]
Product prices for reserves	91.48	93.42	91.22
NGL [Member]
Supplemental Oil And Gas Reserve Information [Line Items]
Product prices for reserves	91.48	93.42	91.27
Natural Gas [Member]
Supplemental Oil And Gas Reserve Information [Line Items]
Product prices for reserves	4.35	3.67	2.76